UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Mgmt. Co. LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     February 13, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $160,628 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
FleetBoston Financial Corp     COMMON           339030108    65963  1511172     X    SOLE                  1511172
Wellpoint Health               COMMON           94973H108    24989   257648     X    SOLE                   257648
IGEN International             COMMON           449536101    15393   261475     X    SOLE                   261475
Conseco Com                    COMMON           208464883    12103   555162     X    SOLE                   555162
Concord EFS Inc                COMMON           206197105     9487   639270     X    SOLE                   639270
Rayonier Inc                   COMMON           754907103     5844   140776     X    SOLE                   140776
Comdisco Hldg Co Inc           COMMON           200334100     5219   130483     X    SOLE                   130483
NTL Inc.                       COMMON           62940M104     3954    56693     X    SOLE                    56693
Plains Resources Inc.          COMMON           726540503     3463   215769     X    SOLE                   215769
Arch Wireless                  COMMON           039392709     1690    85335     X    SOLE                    85335
NTL INC WHEN ISSUED            COMMON           62940M104     1463    20971     X    SOLE                    20971
Global Crossing Ltd            COMMON           2222675       1298    41192     X    SOLE                    41192
Cotton States Life Insurance   COMMON           221774102     1150    58330     X    SOLE                    58330
Neiman Marcus cl B             COMMON           640204301      962    19249     X    SOLE                    19249
Powerwave Tech. Inc.           COMMON           739363109      852   111370     X    SOLE                   111370
Gartner Inc Class B            COMMON           366651206      467    42877     X    SOLE                    42877
ROTECH MEDICAL CORP            COMMON           778901108       60    29312     X    SOLE                    29312
McLeod USA                     COMMON           582266706       59    39571     X    SOLE                    39571
alcan Alum. Ltd.               COMMON           013716105        0        1     X    SOLE                        1
Conseco Preferred              PREFERRED        208464875     5952   228474     X    SOLE                   228474
Comcast April 30 Put           OPTION           20030N101      175     1842     X    SOLE                     1842
General Electric Mar 22.5 Put  OPTION           369604103       76     7621     X    SOLE                     7621
Cox Communications Jan 30 '04  OPTION           224044107        7     1439     X    SOLE                     1439
Cox Communications Jan 32.5 04 OPTION           224044107        2      336     X    SOLE                      336